GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

The following table summarizes the balances as of December 31, 2021 and 2020, respectively, of the intangible assets acquired, their useful life, and annual amortization:

	December 31, 2021	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$819,191	17.00
Intangible asset – Capitalization of license cost	190,989	17.00
	1,010,180
Less Accumulated Amortization	(188,339)
Total	$821,841

	December 31, 2020	Remaining Estimated Useful Life (Years)
Intangible asset – Intellectual Property	$819,191	18.00
Intangible asset – Capitalization of license cost	190,989	18.00
	1,010,180
Less Accumulated Amortization	(136,974)
Total	$873,206

The following table summarizes the balances as of December 31, 2021 and 2020 of the IPR&D assets acquired in the PointR acquisition during the year ended December 31, 2019. The Company evaluates, on an annual basis, for any impairment and records an impairment if identified. The Company identified no impairment to IPR&D assets during its evaluation.

December 31, 2021
Intangible asset – Intellectual Property	$1,377,200
1,377,200
Less Accumulated Amortization	(275,440)
Total	$1,101,760

December 31, 2020
Intangible asset – Intellectual Property	$1,377,200
1,377,200
Less Accumulated Amortization	(275,440)
Total	$1,101,760

SCHEDULE OF AMORTIZATION OF EXPENSE FOR INTANGIBLE ASSETS

The future yearly amortization expense over the next five years and thereafter are as follows:

For the years ended December 31,
2022	51,365
2023	51,365
2024	51,365
2025	51,365
2026	51,365
Thereafter	565,016
$821,841